Share Capital (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Basic and Diluted Loss Per Share
Basic and diluted loss per share is calculated as follows:

	For the year ended December 31, 2020		For the year ended December 31, 2021		For the year ended December 31, 2022
	Class A	Class B	Class A	Class B	Class A		Class B
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
Numerator:
Net loss attributable to Class A and Class B common shareholders	(175,650)	(49,425)	(110,258)	(30,326)	(84,032)	(12,184)	(22,932)	(3,325)
Net loss attributable to common shareholders	(175,650)	(49,425)	(110,258)	(30,326)	(84,032)	(12,184)	(22,932)	(3,325)

Denominator:
Weighted average number of shares used in calculating basic and diluted loss per share	60,415,978	17,000,189	61,809,501	17,000,189	62,296,172	62,296,172	17,000,189	17,000,189

Basic and diluted loss per share	(2.91)	(2.91)	(1.78)	(1.78)	(1.35)	(0.20)	(1.35)	(0.20)